UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03162

Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	June 30, 2013

Date of reporting period:	June 30, 2013

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Kevin Klingert
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2013 Morgan Stanley

AATANN
700273 EXP [08/31/14]

Morgan Stanley Funds

Active Assets
Tax-Free Trust

Annual Report

June 30, 2013

Active Assets Tax-Free Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Expense Example	7
Investment Advisory Agreement Approval	8
Portfolio of Investments	11
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Notes to Financial Statements	28
Financial Highlights	35
Report of Independent Registered Public Accounting Firm	36
U.S. Privacy Policy	37
Trustee and Officer Information	42

Welcome Shareholder,

We are pleased to provide this annual report, in which you will learn how your investment in Active Assets Tax-Free Trust performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended June 30, 2013

Market Conditions

Rates in the tax-exempt market continued to move down on the shorter end of the curve. The Securities Industry and Financial Markets Association (SIFMA) Index of weekly variable rate securities, at 0.06 percent as of the end of June, matched the prior historical low set in January 2012. The Municipal Market Data (MMD) One-Year Note Index fell two basis points last month to 0.18 percent, its first change since early January.

Broadly speaking, municipal fundamentals continued to improve as most states and many local governments have recovered slowly from the recession. State and local tax collections rose in the first half of the year as an expanding economy and tax increases passed during the recession eased city and state budget woes. While state tax revenue has improved considerably over the past year, local governments continue to struggle in large part because of falling property values. State governments collect most of their revenue from sales and income taxes, which fall fast in response to recessions but also snap back quickly.

In particular, state general funds have shown consecutive quarters of growth in personal income tax and sales tax revenue, both important sources of revenue. In 32 states for which data are available, state tax collections in the first ten months of fiscal year 2013 were 5.7 percent higher than in the same period last year, on average. Revenue is exceeding forecasts in 30 states this budget year, ending this month in most states, according to a report released on June 13 by the National Governors Association. That is helping lift spending to a record $699.2 billion, surpassing the previous high in 2008 as the recession took hold.

That said, the unemployment rate remains high and the economic recovery is relatively weak compared to other post-recessionary periods. State operating budgets likely will be constrained by elevated expenditure pressures and slow revenue growth in the upcoming fiscal year. States are challenged with providing resources for critical areas that were cut back in the recession, declining federal funds for state programs subject to sequestration, and continued spending demands in areas directly impacted by the sluggish economy, such as Medicaid, higher education and corrections. In response to these challenges and other factors, governors' recommended budgets indicate that most states will moderately increase spending in fiscal 2014.

June 30 marked the end of most state and local governments' fiscal years. Almost all state and local governments are required by their constitutions or charters to pass balanced budgets. While it may be difficult politically, simply practicing fiscal austerity should be enough for states to overcome near term fiscal challenges. Budgets will likely be passed and state finances will likely improve as the economy continues to recover.

Performance Analysis

As of June 30, 2013, Active Assets Tax-Free Trust had net assets of approximately $9.0 billion and an average portfolio maturity of 30 days. For the 12-month period ended June 30, 2013, the Fund provided a total return of 0.01 percent. For the seven-day period ended

June 30, 2013, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and –0.30 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.30 percent (non-subsidized), while its 30-day moving average yield for December was 0.01 percent (subsidized) and –0.28 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

In the on-going environment of extremely low interest rates and struggling economies around the globe, our strategy remains focused on diligent oversight of credit quality, portfolio maturity and diversification. Maintaining high levels of liquidity and protecting principal are the highest priorities. As of the end of the period, the portfolio's weighted average maturity (WAM) and weighted average life (WAL) were 30 and 32 days, respectively.

With the performance of the economy still lackluster and longed-for optimism struggling to surface, we remain committed to a cautious approach. We believe interest rates are likely to stay at exceptionally low levels until the Federal Reserve sees clear signs that the targets for unemployment and inflation are being met. In this uncertain atmosphere, we will carefully monitor state and local economic and budgetary developments.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 06/30/13
Weekly Variable Rate Bonds	62.4%
Daily Variable Rate Bonds	13.8
Put Option Bonds	6.5
Municipal Bonds & Notes	6.2
Commercial Paper	6.2
Closed-End Investment Companies	3.2
Investment Company	1.3
Floating Rate Notes	0.4
MATURITY SCHEDULE as of 06/30/13
1 - 30 Days	84.1%
31 - 60 Days	4.2
61 - 90 Days	3.1
91 - 120 Days	0.5
121 + Days	8.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The "Adviser" Morgan Stanley Investment Management Inc., seeks to maintain the Fund's share price at $1.00. The Fund has a fundamental policy of investing at least 80 percent of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20 percent of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income. For more information, please see the "Tax Consequences" section in the Fund's Prospectus.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each

Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, including advisory fees; administration fees; distribution and services (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/13 – 06/30/13.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/13	06/30/13	01/01/13 – 06/30/13
Actual (0.00% return)	$1,000.00	$1,000.05	$0.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.83	$0.69

  @  Expenses are equal to the Fund's annualized expense ratio of 0.14% multiplied by the average account value over the period, multiplied by 179@@/365 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.41%.

  @@  Adjusted to reflect non-business day accruals.

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the three- and five-year periods and equal to its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that both the Fund's management fee and the total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable, and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (63.7%)
	Arizona Health Facilities Authority,
$85,020	Banner Health Ser 2008 E	0.07%	07/05/13	01/01/29	$85,020,000
46,590	Banner Health Ser 2008 G	0.06	07/05/13	01/01/29	46,590,000
	Barclays Capital Municipal Trust Receipts, MA,
6,905	Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W (c)	0.07	07/05/13	07/01/38	6,905,000
29,910	Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX (c)	0.07	07/05/13	10/15/41	29,910,000
7,000	Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 43W (c)	0.08	07/05/13	07/01/38	7,000,000
25,435	BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9 (c)	0.06	07/05/13	01/01/16	25,435,000
	BB&T Municipal Trust, FL,
23,540	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45 (c)	0.06	07/05/13	10/01/14	23,540,000
25,460	Tampa Bay Water Ser 2008 Floater Certificates Ser 36 (c)	0.06	07/05/13	04/01/16	25,460,000
10,205	BB&T Municipal Trust, NY, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055 (c)	0.05	07/05/13	10/01/15	10,205,000
164,445	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.06	07/05/13	06/01/41	164,445,000
	California Statewide Communities Development Authority,
73,380	Gas Supply Sacramento Municipal Utility District Ser 2010	0.05	07/05/13	11/01/40	73,380,000
96,780	Kaiser Permanente Ser 2002 E	0.04	07/05/13	11/01/36	96,780,000
48,100	Kaiser Permanente Ser 2004 J	0.03	07/05/13	04/01/36	48,100,000
52,000	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.04	07/05/13	12/31/47	52,000,000
103,050	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.06	07/05/13	08/01/39	103,050,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$4,850	Chicago, IL, Ser 2008 A ROCs II-R Ser 11940 (c)	0.11%	07/05/13	07/01/28	$4,850,000
	Colorado Springs, CO,
69,605	Utilities System Sub Lien Ser 2004 A	0.10	07/05/13	11/01/23	69,605,000
23,755	Utilities System Sub Lien Ser 2005 A	0.06	07/05/13	11/01/35	23,755,000
45,125	Utilities System Sub Lien Ser 2006 A	0.07	07/05/13	11/01/25	45,125,000
23,600	Utilities System Sub Lien Ser 2007 A	0.06	07/05/13	11/01/37	23,600,000
67,275	Utilities System Sub Lien Ser 2007 B	0.07	07/05/13	11/01/26	67,275,000
43,485	Utilities System Sub Lien Ser 2009 C	0.06	07/05/13	11/01/28	43,485,000
37,695	Utilities System Sub Lien Ser 2010 C	0.06	07/05/13	11/01/40	37,695,000
7,540	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.08	07/05/13	06/01/16	7,540,000
	Deutsche Bank SPEARS, FL,
14,995	Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X (c)	0.10	07/05/13	10/01/33	14,995,000
16,745	Miami-Dade County Water & Sewer System Ser 2010 SPEARS Ser DBE-1124X (c)	0.11	07/05/13	10/01/39	16,745,000
	Deutsche Bank SPEARS, IL,
11,700	Illinois Finance Authority Swedish American Hospital Ser 2012 SPEARS Ser DBE-1116 (c)	0.13	07/05/13	11/15/39	11,700,000
34,265	Illinois State Finance Authority Centegra Health 2012 SPEARS Ser DBE-1122 (c)	0.11	07/05/13	09/01/38	34,265,000
	Deutsche Bank SPEARS, NY,
20,000	New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1079 (c)	0.08	07/05/13	06/15/45	20,000,000
6,500	New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.08	07/05/13	06/15/45	6,500,000
7,805	Deutsche Bank SPEARS, OH, Middleburg Heights Southwest General Health Center Ser 2012 A SPEARS Ser DBE-1126 (c)	0.11	07/05/13	08/01/47	7,805,000
	Deutsche Bank SPEARS, TX,
44,000	Dallas Fort Worth International Airport Joint Ser 2012 E & F SPEARS Ser DBE-1127X (c)	0.11	07/05/13	11/01/35	44,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$5,000	Houston Public Improvement Ser 2012 A SPEARS Ser DBE-1069 (c)	0.09%	07/05/13	03/01/22	$5,000,000
8,335	San Antonio Electric & Gas Ser 2012 SPEARS Ser DB-1077 (c)	0.08	07/05/13	02/01/25	8,335,000
99,270	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.07	07/05/13	04/01/38	99,270,000
	Eclipse Funding Trust, NY,
19,915	Metropolitan Transportation Authority Dedicated Tax SER 2012 A Solar Eclipse SER 2012-0013 (c)	0.06	07/05/13	05/15/20	19,915,000
55,590	New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003 (c)	0.06	07/05/13	03/15/20	55,590,000
9,490	Eclipse Funding Trust, WA, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002 (c)	0.06	07/05/13	09/01/29	9,490,000
	Fairfax County Industrial Development Authority, VA,
8,900	Inova Health System Foundation Ser 1988 A	0.08	07/05/13	10/01/25	8,900,000
8,900	Inova Health System Foundation Ser 1988 B	0.08	07/05/13	10/01/25	8,900,000
23,800	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.07	07/05/13	10/15/16	23,800,000
	Gainesville, FL,
80,520	Utilities System 2007 Ser A	0.07	07/05/13	10/01/36	80,520,000
55,600	Utilities System 2008 Ser B	0.05	07/05/13	10/01/38	55,600,000
8,765	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC) (c)	0.07	07/05/13	11/15/14	8,765,000
	Houston, TX,
70,800	Combined Utility System First Lien Ser 2004 B2	0.04	07/05/13	05/15/34	70,800,000
52,000	Combined Utility System First Lien Ser 2004 B5	0.05	07/05/13	05/15/34	52,000,000
70,825	Combined Utility System First Lien Ser 2004 B6	0.05	07/05/13	05/15/34	70,825,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Illinois Toll Highway Authority,
$118,500	Toll Highway Senior Priority Ser 2007 A-1B	0.05%	07/05/13	07/01/30	$118,500,000
80,000	Toll Highway Senior Priority Ser 2007 A-2B	0.06	07/05/13	07/01/30	80,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.07	07/05/13	11/15/33	20,075,000
110,020	Trinity Health Ser 2008 D-1	0.04	07/05/13	12/01/34	110,020,000
26,680	Indiana Health & Educational Facility Financing Authority, Howard Regional Health System Ser 2005 A	0.05	07/05/13	01/01/35	26,680,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.06	07/05/13	06/01/23	10,000,000
53,250	JEA, FL, Water & Sewer System Subser 2008 A-2	0.07	07/05/13	10/01/42	53,250,000
23,000	Kent Hospital Finance Authority, MI, Spectrum Health Ser 2008 B-3	0.05	07/05/13	01/15/47	23,000,000
	King County, WA,
11,650	Limited Tax Sewer Ser 2010 A	0.07	07/05/13	01/01/40	11,650,000
43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM) (c)	0.08	07/05/13	01/01/47	43,000,000
62,800	Long Island Power Authority, NY, Electric System Ser 2012 C	0.06	07/05/13	05/01/33	62,800,000
159,650	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.06	07/05/13	08/01/40	159,650,000
59,400	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.06	07/05/13	02/15/43	59,400,000
50,000	Massachusetts, Refg 1997 Ser B	0.04	07/05/13	08/01/15	50,000,000
9,900	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM) (c)	0.06	07/05/13	07/01/29	9,900,000
63,445	Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance - A-6	0.07	07/05/13	01/01/39	63,445,000
30,710	Massachusetts Development Finance Agency, Phillips Academy Ser 2003	0.05	07/05/13	09/01/33	30,710,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$67,280	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser J-1	0.04%	07/05/13	07/01/31	$67,280,000
	Massachusetts Water Resources Authority,
54,875	Gen Ser 2008 A-1	0.07	07/05/13	08/01/37	54,875,000
55,545	Gen Ser 2008 A-2	0.06	07/05/13	08/01/37	55,545,000
71,900	Gen Ser 2008 A-3	0.06	07/05/13	08/01/37	71,900,000
97,320	Gen Ser 2008 C-2	0.05	07/05/13	11/01/26	97,320,000
60,000	Gen Ser 2008 F	0.04	07/05/13	08/01/29	60,000,000
	Metropolitan Transportation Authority, NY,
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC) (c)	0.07	07/05/13	11/15/35	24,445,000
75,600	Ser 2005 E Subser E-1	0.06	07/05/13	11/01/35	75,600,000
77,560	Ser 2011 B	0.06	07/05/13	11/01/41	77,560,000
39,000	Miami-Dade County Expressway Authority, FL, Toll System Ser 2006 Eagle #20060121 Class A (BHAC) (c)	0.07	07/05/13	07/01/37	39,000,000
12,870	Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC) (c)	0.07	07/05/13	05/01/32	12,870,000
37,990	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2012 C	0.07	07/05/13	07/01/24	37,990,000
	Mobile Downtown Redevelopment Authority, AL,
48,250	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.05	07/05/13	05/01/41	48,250,000
36,375	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.05	07/05/13	05/01/41	36,375,000
	Murray City, UT,
43,500	IHC Health Services, Inc. Ser 2003 A	0.05	07/05/13	05/15/36	43,500,000
45,900	IHC Health Services, Inc. Ser 2003 B	0.05	07/05/13	05/15/36	45,900,000
20,455	New Castle County, DE, University Courtyard Apartments Ser 2005	0.07	07/05/13	08/01/31	20,455,000
39,750	New Hampshire Higher Educational & Health Facilities Authority, St. Paul's School Ser 1998	0.06	07/05/13	01/01/28	39,750,000
41,450	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.05	07/05/13	08/01/34	41,450,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$59,420	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.06%	07/05/13	11/01/39	$59,420,000
	New York City Municipal Water Finance Authority, NY,
59,500	2000 Ser C	0.06	07/05/13	06/15/33	59,500,000
50,000	Second General Fiscal 2003 F1B	0.04	07/05/13	06/15/35	50,000,000
125,225	Second General Fiscal 2010 Ser CC	0.05	07/05/13	06/15/41	125,225,000
84,575	Water & Sewer System Fiscal 2008 Ser B-4	0.05	07/05/13	06/15/23	84,575,000
2,040	Water & Sewer System Fiscal 2010 ROCs II-R Ser 11916 (c)	0.07	07/05/13	06/15/18	2,040,000
84,900	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5	0.06	07/05/13	02/01/35	84,900,000
	New York City, NY,
42,200	Fiscal 1995 Ser F Subser F-6	0.05	07/05/13	02/15/18	42,200,000
34,920	Fiscal 2004 Subser A-5	0.06	07/05/13	08/01/31	34,920,000
35,950	Fiscal 2004 Subser A-6	0.06	07/05/13	08/01/31	35,950,000
2,890	Fiscal 2005 Ser O ROCs II-R Ser 11685 (c)	0.06	07/05/13	06/01/20	2,890,000
16,870	North Broward Hospital District, FL, Ser 2008 A	0.06	07/05/13	01/15/31	16,870,000
	North Carolina Medical Care Commission,
63,125	Cape Fear Valley Health System Ser 2008 A-1	0.07	07/05/13	10/01/36	63,125,000
75,800	Cape Fear Valley Health System Ser 2008 A-2	0.07	07/05/13	10/01/36	75,800,000
81,600	Orlando Utilities Commission, FL, Utility System Ser 2008-2	0.06	07/05/13	10/01/33	81,600,000
45,000	Orlando-Orange County Expressway Authority, FL, Ser 2008 B-1	0.05	07/05/13	07/01/40	45,000,000
45,000	Paulding County Hospital Authority, GA, Wellstar Health System Ser 2012 B	0.06	07/05/13	04/01/43	45,000,000
36,500	Pennsylvania Turnpike Commission, Ser 2010 A-2	0.11	07/05/13	12/01/35	36,500,000
31,250	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.06	07/05/13	11/01/38	31,250,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$20,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25 (c)	0.09%	07/05/13	11/15/25	$20,000,000
19,800	RBC Municipal Products Trust, Inc., MA, Massachusetts Ser 2001 Floater Certificates Ser E-32 (c)	0.06	07/05/13	09/01/13	19,800,000
	RBC Municipal Products Trust, Inc., PA,
33,960	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 (c)	0.06	07/05/13	04/01/14	33,960,000
42,000	Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.06	07/05/13	02/01/18	42,000,000
8,500	Rib Floater Credit Enhanced Trust, NY, New York City Municipal Water Finance Authority Second General Fiscal 2013 Ser CC Trust Receipts Ser 2013 FR-3WX (c)	0.07	07/05/13	06/15/47	8,500,000
65,000	Rib Floater Credit Enhanced Trust, PR, Puerto Rico Sales Tax Financing Corporation Jr. Lien BANs Ser 2013A Trust Receipts Ser 2013 FR-8WE (c)	0.11	07/05/13	09/30/14	65,000,000
20,300	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.06	07/05/13	03/01/36	20,300,000
11,400	Riverton, UT, IHC Health Services, Inc. Deutsche Bank SPEARS Ser DB 1063X (c)	0.09	07/05/13	08/15/41	11,400,000
82,220	Sacramento Municipal Utility District, CA, Sub Electric Ser 2008 J	0.06	07/05/13	08/15/28	82,220,000
88,100	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.06	07/05/13	02/01/33	88,100,000
41,600	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.07	07/05/13	06/01/29	41,600,000
7,360	Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686 (c)	0.07	07/05/13	12/01/24	7,360,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Texas Transportation Commission,
$34,640	Mobility Fund Ser 2005-B	0.06%	07/05/13	04/01/30	$34,640,000
37,800	Mobility Fund Ser 2006 Eagle #20060126 Class A (c)	0.06	07/05/13	04/01/35	37,800,000
26,000	Mobility Fund Ser 2007 Eagle #20070090 Class A (c)	0.06	07/05/13	04/01/37	26,000,000
30,270	University of New Mexico Regents, Sub Lien System Improvement Ser 2001	0.06	07/05/13	06/01/26	30,270,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A (c)	0.07	07/05/13	12/01/34	30,000,000
460	University of Texas Regents, Permanent University Fund Ser 2008 A	0.03	07/05/13	07/01/37	460,000
35,159	Utah Board of Regents, Student Loan Ser 2011 A (AMT)	0.08	07/05/13	11/01/45	35,159,000
	Utah Water Finance Agency,
49,700	Ser 2008 B	0.06	07/05/13	10/01/37	49,700,000
40,455	Ser 2008 B-2	0.06	07/05/13	10/01/35	40,455,000
8,685	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.06	07/05/13	05/01/28	8,685,000
18,000	Wells Fargo Stage Trust, CO, Regional Transportation District Sales Tax Ser 2012 A Stage Trust Ser 110C (c)	0.06	07/05/13	11/01/37	18,000,000
9,990	Wells Fargo Stage Trust, NE, Omaha Public Power District Ser 2012 B Stage Trust Ser 79C (c)	0.06	07/05/13	02/01/46	9,990,000
7,160	Wells Fargo Stage Trust, NY, New York City Municipal Water Finance Authority Fiscal 2013 Ser CC Stage Trust Ser II 2013P3-E (c)	0.06	07/05/13	06/15/47	7,160,000
150,190	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.06	07/05/13	05/15/39	150,190,000
16,650	Wells Fargo Stage Trust, WI, Wisconsin Ser 2012 B Stage Trust Ser 111C (c)	0.06	07/05/13	05/01/33	16,650,000
66,650	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Ser 2012 D	0.05	07/05/13	07/15/28	66,650,000
	Total Weekly Variable Rate Bonds (Cost $5,715,429,000)				5,715,429,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Daily Variable Rate Bonds (14.0%)
$42,465	California Infrastructure & Economic Development Bank, Pacific Gas & Electric 2009 Ser D	0.01%	07/01/13	12/01/16	$42,465,000
	Chicago, IL,
40,000	Neighborhoods Alive Ser 21 B	0.06	07/01/13	01/01/37	40,000,000
32,775	Refg Ser 2005 D-1	0.07	07/01/13	01/01/40	32,775,000
	East Baton Rouge Parish, LA,
157,650	Exxon Mobil Corporation Ser 2010 A	0.05	07/01/13	08/01/35	157,650,000
75,300	Exxon Mobil Corporation Ser 2010 A	0.05	07/01/13	12/01/40	75,300,000
76,870	Gainesville, FL, Utilities System 2012 Ser B	0.06	07/01/13	10/01/42	76,870,000
148,800	Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012	0.04	07/01/13	11/01/41	148,800,000
41,090	Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-1	0.05	07/01/13	12/01/24	41,090,000
42,200	Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-1	0.05	07/01/13	12/01/41	42,200,000
89,100	JP Morgan Chase & Co., TX, Texas Ser 2012 TRANs PUTTERs Ser 4262 (c)	0.07	07/01/13	08/30/13	89,100,000
63,705	Massachusetts, Central Artery Ser 2000 A	0.07	07/01/13	12/01/30	63,705,000
	Mississippi Business Finance Corporation,
23,000	Chevron USA Ser 2010 G	0.05	07/01/13	11/01/35	23,000,000
52,000	Chevron USA Ser 2010 J	0.06	07/01/13	11/01/35	52,000,000
	New York City Municipal Water Finance Authority, NY,
20,030	Second General Fiscal 2006 Ser AA-1A	0.04	07/01/13	06/15/32	20,030,000
35,060	Second General Fiscal 2012 Ser A-2	0.03	07/01/13	06/15/44	35,060,000
107,800	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G5	0.05	07/02/13	05/01/34	107,800,000
	New York City, NY,
111,000	Fiscal 2008 Ser J Subser J-3	0.05	07/02/13	08/01/23	111,000,000
100,280	Fiscal 2012 Subser G-6	0.04	07/01/13	04/01/42	100,280,000
	Total Daily Variable Rate Bonds (Cost $1,259,125,000)				1,259,125,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Municipal Bonds & Notes (6.4%)
$7,000	Antelope Valley Community College District, CA, Ser 2012-13 TRANs, dtd 10/25/12	2.00%	0.42%	10/15/13	$7,032,561
22,000	Dayton City School District, OH, School Facilities Construction & Improvement Ser 2013 Notes, dtd 04/15/13	0.75	0.30	10/15/13	22,029,083
	Hazard, KY,
8,000	Appalachian Regional Healthcare Ser 2012 BANs, dtd 12/27/12	1.00	0.40	12/01/13	8,020,150
10,000	Appalachian Regional Healthcare Ser 2012 BANs, dtd 12/27/12	1.00	0.50	12/01/13	10,021,124
8,000	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2012-1, dtd 09/20/12	1.00	0.32	10/01/13	8,013,980
	Los Angeles , CA,
70,000	Ser 2013 A TRANS, dtd 07/11/13 (d)	2.00	0.16	02/27/14	70,807,100
100,000	Ser 2013 B TRANS, dtd 07/11/13 (d)	2.00	0.17	05/01/14	101,472,000
	Los Angeles County Schools Pooled Financing Program, CA,
17,000	Pooled 2012-2013 Ser B-1 TRANs, dtd 12/14/12	2.00	0.30	11/29/13	17,120,687
25,000	Pooled 2012-2013 Ser C-8 TRANs, dtd 02/28/13	2.00	0.37	01/31/14	25,240,677
1,000	Lucas County, OH, Ser 2012 BANs, dtd 07/18/12	1.00	0.37	07/18/13	1,000,326
3,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2013, dtd 01/31/13	1.00	0.30	02/01/14	3,012,415
40,330	New York City, NY, Fiscal 2012 Ser I, dtd 05/02/13	2.50	0.17	08/01/13	40,414,095
60,000	New York State Thruway Authority, General Ser 2013 A BANs, dtd 02/07/13	1.00	0.25	07/31/13	60,039,393
4,000	North Dakota Rural Water Finance Corporation, Public Projects Construction Notes Ser 2012 B-1, dtd 06/28/12	0.37	0.37	07/01/13	4,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
$10,000	Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion Ser 2013 BANs, dtd 03/21/13	1.00%	0.32%	03/01/14	$10,045,449
181,240	Texas, Ser 2012 TRANs, dtd 05/23/13	2.50	0.17	08/30/13	181,955,403
	Total Municipal Bonds & Notes (Cost $570,224,443)				570,224,443
	Commercial Paper (6.3%)
42,480	Austin, TX, Combined Utility Systems Ser A	0.13	0.13	07/25/13	42,480,000
48,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 E	0.20	0.20	11/25/13	48,000,000
	Harris County Cultural Education Facilities Finance Corporation, TX,
65,000	Methodist Hospital System Ser 2009 C-1	0.20	0.20	11/05/13	65,000,000
25,000	Methodist Hospital System Ser 2009 C-1	0.21	0.21	02/05/14	25,000,000
25,000	Methodist Hospital System Ser 2009 C-2	0.22	0.22	08/05/13	25,000,000
25,000	Methodist Hospital System Ser 2009 C-2	0.23	0.23	07/09/13	25,000,000
50,100	Houston, TX, Ser G-2	0.17	0.17	08/21/13	50,100,000
40,000	Howard County, MD, Ser 2011 BANS	0.13	0.13	07/08/13	40,000,000
68,045	Indiana Finance Authority, Trinity Health Ser 2008 D-2	0.10	0.10	08/08/13	68,045,000
37,500	JEA, FL, Electric System Subser 2000 F-1	0.12	0.12	07/25/13	37,500,000
29,000	North Texas Tollway Authority, Ser 2009 D	0.17	0.17	08/07/13	29,000,000
105,000	San Antonio, TX, Electric & Gas Systems Ser B	0.13	0.13	08/08/13	105,000,000
8,635	Sunshine State Governmental Financing Commission, FL, Orlando Ser H	0.17	0.17	10/09/13	8,635,000
	Total Commercial Paper (Cost $568,760,000)				568,760,000
		COUPON RATE (a)	DEMAND DATE (b)
	Put Option Bonds (6.6%)
4,090	Deutsche Bank SPEARS, KY, Kentucky Housing Corporation Housing 2007 Ser A SPEARS Ser DBE-1118 (AMT) (c)	0.29%	08/15/13	07/01/32	4,090,000
10,545	Deutsche Bank SPEARS, MI, Michigan Housing Development Authority Rental Housing Ser 2012 D SPEARS Ser DBE-1121 (c)	0.27	09/12/13	10/01/42	10,545,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$5,960	Deutsche Bank SPEARS, OR, Oregon Housing & Community Services Department Multifamily Housing 2012 Ser B SPEARS Ser DBE-1120 (AMT) (c)	0.29%	08/15/13	07/01/43	$5,960,000
14,575	Eastern Municipal Water District, CA, Water & Sewer Refg Ser 2013 A	0.08	12/20/13	07/01/35	14,575,000
8,000	Franklin County, OH, Ohio Health Corporation Ser 2011 C	0.09	06/04/14	11/15/33	8,000,000
8,500	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.18	01/24/14	04/01/51	8,500,000
35,000	JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4290 (c)	0.11	07/11/13	11/28/13	35,000,000
76,000	JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4318	0.20	09/12/13	11/28/13	76,000,000
17,000	JP Morgan Chase & Co., MI, Wayne Charter County Fiscal Year 2013 TANs PUTTERs Ser 4300 (c)	0.12	09/19/13	10/31/13	17,000,000
50,000	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority (c)	0.13	09/05/13	12/01/17	50,000,000
7,680	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.16	01/24/14	02/01/46	7,680,000
9,600	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.16	01/24/14	02/01/46	9,600,000
15,500	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.15	01/24/14	07/01/30	15,500,000
19,000	Metropolitan Water District of Southern California, Water 2009 Ser A-1	0.06	08/30/13	07/01/30	19,000,000
30,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8	0.15	01/24/14	11/15/49	30,000,000
123,000	New York Liberty Development Corporation, 3 World Trade Center Ser 2011 A	0.23	06/19/14	12/01/49	123,000,000
50,000	New York Liberty Development Corporation, Recovery Zone 3 World Trade Center Ser 2010 A-1	0.23	06/19/14	12/01/50	50,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$7,665	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.18%	01/24/14	11/01/34	$7,665,000
5,965	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.18	01/24/14	11/01/34	5,965,000
16,940	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2012 A	0.14	01/24/14	11/01/34	16,940,000
9,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.17	01/24/14	10/01/27	9,000,000
25,000	Riverside, CA, Water Ser 2011 A	0.08	04/01/14	10/01/35	25,000,000
15,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.19	01/24/14	11/15/50	15,000,000
14,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2013 B	0.15	01/24/14	11/15/50	14,000,000
14,200	University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2	0.15	01/24/14	11/01/34	14,200,000
	Total Put Option Bonds (Cost $592,220,000)				592,220,000
	Closed-End Investment Companies (3.3%)
15,000	Nuveen AMT-Free Municipal Income Fund, VRDP Ser 2 (c)	0.16	07/05/13	12/01/40	15,000,000
52,200	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.16	07/05/13	12/01/40	52,200,000
20,000	Nuveen Investment Quality Municipal Fund, Inc., VRDP Ser 1-2118 (AMT) (c)	0.16	07/05/13	05/01/41	20,000,000
45,000	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT) (c)	0.21	07/05/13	03/01/40	45,000,000
15,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT) (c)	0.14	07/05/13	12/01/40	15,000,000
100,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.16	07/05/13	05/01/41	100,000,000
50,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT) (c)	0.13	07/05/13	12/01/40	50,000,000
	Total Closed-End Investment Companies (Cost $297,200,000)				297,200,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	MATURITY DATE	VALUE
	Floating Rate Notes (0.5%)
$20,000	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2013	0.36%	05/01/14	$20,000,000
20,000	Metropolitan Water District of Southern California, Water 2008 Ser A-2 (d)	0.08	03/28/14	20,000,000
	Floating Rate Notes (Cost $40,000,000)			40,000,000
NUMBER OF SHARES (000)
	Investment Company (1.3%)
115,600	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (See Note 5) (Cost $115,600,000)			115,600,000
	Total Investments (Cost $9,158,558,443) (e)		102.1%	9,158,558,443
	Liabilities in Excess of Other Assets		(2.1)	(187,400,159)
	Net Assets		100.0%	$8,971,158,284

  AMT  Alternative Minimum Tax.

  BANs  Bond Anticipation Notes.

  COPs  Certificates of Participation.

  PUTTERS  Puttable Tax-Exempt Receipts.

  ROCs  Reset Option Certificates.

  TANs  Tax Anticipation Notes.

  TRANs  Tax and Revenue Anticipation Notes.

  TRs  Trust Receipts.

  VRDP  Variable Rate Demand Preferred.

  (a)  Rate shown is the rate in effect at June 30, 2013.

  (b)  Date on which the principal amount can be recovered through demand.

  (c)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  When-issued security.

  (e)  Securities are available for collateral in connection with the purchase of when-issued securities.

Bond Insurance:

  AGM  Assured Guaranty Municipal Corporation.

  BHAC  Berkshire Hathaway Assurance Corporation.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2013

Assets:
Investments in securities, at value (cost $9,042,958,443)	$9,042,958,443
Investment in affiliate, at value (cost $115,600,000)	115,600,000
Total investments in securities, at value (cost $9,158,558,443)	9,158,558,443
Cash	24,583
Receivable for:
Shares of beneficial interest sold	129,518,717
Interest	6,093,403
Dividends from affiliates	279
Prepaid expenses and other assets	257,463
Total Assets	9,294,452,888
Liabilities:
Payable for:
Investments purchased	192,279,100
Shares of beneficial interest redeemed	129,519,953
Transfer agent fee	588,335
Administration fee	343,604
Advisory fee	285,189
Accrued expenses and other payables	278,423
Total Liabilities	323,294,604
Net Assets	$8,971,158,284
Composition of Net Assets:
Paid-in-capital	$8,971,005,684
Accumulated undistributed net investment income	75,841
Accumulated undistributed net realized gain	76,759
Net Assets	$8,971,158,284
Net Asset Value Per Share
8,970,733,053 shares outstanding (unlimited shares authorized of $0.01 par value)	$1.00

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements continued

Statement of Operations

For the year ended June 30, 2013

Net Investment Income:
Interest Income	$14,682,878
Dividends from affiliate (Note 5)	4,911
Total Income	14,687,789
Expenses
Advisory fee (Note 3)	20,842,057
Distribution fee (Note 4)	8,800,481
Administration fee (Note 3)	4,400,241
Transfer agent fees and expenses	1,112,626
Custodian fees	269,169
Trustees' fees and expenses	206,074
Professional fees	83,121
Shareholder reports and notices	30,264
Registration fees	17,093
Other	187,336
Total Expenses	35,948,462
Less: amounts waived/reimbursed (Note 4)	(22,145,727)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(26,292)
Net Expenses	13,776,443
Net Investment Income	911,346
Net Realized Gain	76,177
Net Increase	$987,523

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JUNE 30, 2013	FOR THE YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets: Operations:
Net investment income	$911,346	$910,409
Net realized gain	76,177	24,057
Net Increase	987,523	934,466
Dividends and Distributions to Shareholders from:
Net investment income	(868,858)	(815,569)
Net realized gain	(11,156)	(84,655)
Total Dividends and Distributions	(880,014)	(900,224)
Net increase (decrease) from transactions in shares of beneficial interest	422,641,471	(135,900,055)
Net Increase (Decrease)	422,748,980	(135,865,813)
Net Assets:
Beginning of period	8,548,409,304	8,684,275,117
End of Period (Including accumulated undistributed net investment income of $75,841 and $33,935, respectively)	$8,971,158,284	$8,548,409,304

See Notes to Financial Statements

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2013

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day.

D. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

E. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs);

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2013 continued

and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Weekly Variable Rate Bonds	$—	$5,715,429,000	$—	$5,715,429,000
Daily Variable Rate Bonds	—	1,259,125,000	—	1,259,125,000
Put Option Bonds	—	592,220,000	—	592,220,000
Municipal Bonds & Notes	—	570,224,443	—	570,224,443
Commercial Paper	—	568,760,000	—	568,760,000
Closed-End Investment Companies	—	297,200,000	—	297,200,000
Floating Rate Notes	—	40,000,000	—	40,000,000
Investment Company	—	115,600,000	—	115,600,000
Total Assets	$—	$9,158,558,443	$—	$9,158,558,443

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2013 continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Adviser"), the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion. For the year ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.09% of the Fund's daily net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2013 continued

any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2013, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor, Adviser and Administrator have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. For the year ended June 30, 2013, the Distributor waived $8,800,481, and the Adviser waived $13,345,246. These fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Fund's Board of Trustees, (the "Trustees"), act to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

5. Transactions with Affiliates

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended June 30, 2013, advisory fees paid were reduced by $26,292 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended June 30, 2013 is as follows:

VALUE JUNE 30, 2012	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JUNE 30, 2013
—	$850,700,000	$735,100,000	$4,911	$115,600,000

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, was the Fund's transfer agent. Effective July 1, 2013, the Trustees of the Fund approved changing the transfer agent to Boston Financial Data Services, Inc.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2013, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $4,252. At June 30, 2013, the Fund had an accrued pension liability of $58,204, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2013 continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE YEAR ENDED JUNE 30, 2013	FOR THE YEAR ENDED JUNE 30, 2012
Shares sold	25,391,056,109	28,456,671,361
Shares issued in reinvestment of dividends and distributions	880,014	895,039
	25,391,936,123	28,457,566,400
Shares redeemed	(24,969,294,652)	(28,593,466,455)
Net increase (decrease) in shares outstanding	422,641,471	(135,900,055)

7. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended June 30, 2013, remains subject to examination by taxing authorities.

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2013 continued

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2013 and 2012 was as follows:

2013 DISTRIBUTIONS PAID FROM:			2012 DISTRIBUTIONS PAID FROM:
TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$861,351	$14,200	$4,463	$813,863	$9,816	$76,545

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to deferred compensation, resulted in the following reclassifications among the Fund's components of net assets at June 30, 2013:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$(582)	$582	—

At June 30, 2013, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED TAX-EXEMPT INCOME	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$250,542	$3,260	$73,499

At June 30, 2013, the aggregate cost for federal income tax purposes is the same as the cost for book purposes.

8. Accounting Pronouncement

In January 2013, Accounting Standards Update 2013-01 ("ASU 2013-01"), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2013 continued

fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Active Assets Tax-Free Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JUNE 30,
	2013		2012		2011		2010^		2009^
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	0.008
Less dividends from net investment income	(0.000	) (1)(2)	(0.000	) (1)(2)	(0.000	) (1)(2)	(0.000	) (1)(2)	(0.008	) (2)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.01%		0.01%		0.01%		0.79%
Ratios to Average Net Assets:
Net expenses	0.16	%(3)(5)	0.14	%(3)(5)	0.24	%(3)(5)	0.29	%(3)(4)(5)	0.43	%(3)(4)(5)
Net investment income	0.01	%(3)(5)	0.01	%(3)(5)	0.01	%(3)(5)	0.01	%(3)(4)(5)	0.85	%(3)(4)(5)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in millions	$8,971		$8,548		$8,684		$5,591		$7,160

  ^  Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  Amount is less than $0.001.

  (2)  Includes capital gain distribution of less than $0.001.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.01% and 0.04% for the year ended 2010 and 2009, respectively.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2013	0.41%	(0.24)%
June 30, 2012	0.41	(0.26)
June 30, 2011	0.43	(0.18)
June 30, 2010	0.46	(0.16)
June 30, 2009	0.45	0.83

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Active Assets Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years ended June 30, 2010 were audited by another independent registered public accounting firm whose report, dated August 26, 2010, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 23, 2013

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies,

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

101

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the U.S. Naval Submarine League; Director of the American Shipbuilding Suppliers Association; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael Bozic (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private investor and a member of the advisory board of American Road Group LLC (retail) (since June 2000); Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of various Morgan Stanley Funds (since April 1994); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.

				103	Trustee and member of the Hillsdale College Board of Trustees.
Kathleen A. Dennis (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	101	Director of various non-profit organizations.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Dr. Manuel H. Johnson (64) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	103	Director of NVR, Inc. (home construction).
Joseph J. Kearns (70) c/o Kearns & Associates LLC PMB754 22631 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (and since August 1994); CFO of the J. Paul Getty Trust.	104	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	101	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (77) 522 Fifth Avenue New York, NY 10036	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Close-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006).	103	None.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	101	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (80) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	104	Through December 31, 2012, Trustee and Director of Certain Investment Companies in the JP Morgan Fund Complex.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (65) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	102	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2012) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kevin Klingert (50) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer — Money Market and Liquidity Funds	Since September 2010

President and Principal Executive Officer (since September 2010) of the Money Market and Liquidity Funds; Head of Morgan Stanley Investment Management Liquidity business (since July 2010); Chief Operating Officer of Morgan Stanley Investment Management's Traditional Asset Management business, including Long-only, Alternative Investment Partners and Global Liquidity (since February 2013); Managing Director of the Adviser and various entities affiliated with the Adviser (since December 2007) and Director (since March 2013) of the Adviser and various entities affiliated with the Adviser. Formerly, Global Head, Chief Operating Officer and Acting Chief Investment Officer of the Fixed Income Group of the Adviser (April 2008-July 2010); Head of Global Liquidity Portfolio Management and co-head of Liquidity Credit Research of Morgan Stanley Investment Management (December 2007-July 2010) and Vice President of the funds in the Fund Complex (June 2008-July 2010). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991-January 2007).

Mary Ann Picciotto (40) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since May 2010

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds (since May 2010); Chief Compliance Officer of the Adviser (since April 2007).

Stefanie V. Chang Yu (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since December 1997).
Francis J. Smith (47) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of various Morgan Stanley Funds (since July 2003).
Mary E. Mullin (46) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  Each Officer serves an indefinite term, until his or her successor is elected.

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2013

	Registrant			Covered Entities(1)
Audit Fees		$30,303		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$3,240	(3)	$6,846,937	(4)
All Other Fees	$			$192,000	(5)
Total Non-Audit Fees		$3,240		$7,038,937

Total		$33,543		$7,038,937

2012

	Registrant			Covered Entities(1)
Audit Fees		$27,360		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)		$(2)
Tax Fees		$4,547	(3)	$197,626	(4)
All Other Fees	$			$1,148,453	(5)
Total Non-Audit Fees		$4,547		$1,346,079

Total		$31,907		$1,346,079

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)         The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax Free Trust

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
August 15, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2013